Summary of Toyota's Stock Option Activity (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥) Year Entity	Mar. 31, 2009 JPY (¥) Year
Number of shares
Options outstanding, beginning balance	13,716,700	11,340,700	8,341,600
Granted	3,435,000	3,492,000	3,494,000
Exercised		(157,800)	(119,900)
Canceled	(1,364,900)	(958,200)	(375,000)
Options outstanding, ending balance	15,786,800	13,716,700	11,340,700
Options exercisable at year end	9,347,800	7,515,700	4,971,700
Weighted-average exercise price
Options outstanding, beginning balance	¥ 5,363	¥ 5,631	¥ 6,038
Granted	¥ 3,183	¥ 4,193	¥ 4,726
Exercised		¥ 3,116	¥ 3,626
Canceled	¥ 4,759	¥ 4,646	¥ 6,889
Options outstanding, ending balance	¥ 4,941	¥ 5,363	¥ 5,631
Options exercisable at year end	¥ 5,821	¥ 6,132	¥ 5,302
Weighted-average remaining contractual life in years
Options outstanding, beginning balance	5.23	5.51	5.71
Granted
Exercised
Canceled
Options outstanding, ending balance	5.04	5.23	5.51
Options exercisable at year end	3.79	3.86	3.76
Aggregate intrinsic value
Options outstanding, beginning balance		¥ 1	¥ 1,753
Granted
Exercised	0	113	97
Canceled
Options outstanding, ending balance	565		1
Options exercisable at year end			¥ 1